UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET EMERGING MARKETS DEBT FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 54.6%
Angola - 1.0%
Angolan Government International Bond	9.375%	5/8/48	200,000		$194,270	(a)
Angolan Government International Bond, Senior Notes	9.500%	11/12/25	200,000		211,762	(a)

Total Angola					406,032

Argentina - 4.7%
Argentina Bonar Bonds, Bonds (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%)	51.571%	4/3/22	450,000	ARS	11,526	(b)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	64.608%	6/21/20	8,270,000	ARS	226,389	(b)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	2,180,000	ARS	45,883
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	378,550		322,339
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	200,000		145,650
Argentine Republic Government International Bond, Senior Notes, Step Bond	2.500%	12/31/38	610,000		339,008
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	370,000		325,119	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		139,920	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	200,000		154,500	(c)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		125,220	(a)

Total Argentina					1,835,554

Armenia - 0.5%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	200,000		201,817	(c)

Brazil - 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	980,000	BRL	262,889
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	200,000		167,625

Total Brazil					430,514

Colombia - 1.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	440,000		445,944

Costa Rica - 0.6%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	260,000		227,349	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Dominican Republic - 1.0%
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	400,000		$384,000	(a)

Ecuador - 1.6%
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	510,000		476,365	(a)
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000		169,090	(a)

Total Ecuador					645,455

Egypt - 1.8%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	260,000		255,450	(c)
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	200,000		193,191	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000		274,198	(a)

Total Egypt					722,839

El Salvador - 0.5%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	220,000		199,925	(a)

Ghana - 1.1%
Ghana Government International Bond, Bonds	10.750%	10/14/30	210,000		240,937	(a)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	200,000		180,211	(a)

Total Ghana					421,148

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	200,000		209,872	(c)

Hungary - 1.3%
Hungary Government International Bond, Senior Notes	7.625%	3/29/41	380,000		509,825

Indonesia - 5.9%
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	780,000		699,282	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	570,000		514,280	(a)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	970,000,000	IDR	66,593
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	509,000,000	IDR	36,739
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	14,030,000,000	IDR	1,001,351

Total Indonesia					2,318,245

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ivory Coast - 0.4%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000	$176,356	(a)

Jamaica - 0.5%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	200,000	213,150

Jordan - 0.7%
Jordan Government International Bond, Senior Notes	5.750%	1/31/27	280,000	257,486	(a)

Kazakhstan - 1.4%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	540,000	538,351	(c)

Kenya - 0.6%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	240,000	215,808	(a)

Kuwait - 0.6%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	260,000	252,280	(a)

Lebanon - 0.5%
Lebanon Government International Bond, Senior Notes	6.250%	11/4/24	270,000	213,052	(c)

Mexico - 2.5%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	450,000	397,125
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	687,000	593,396

Total Mexico				990,521

Nigeria - 1.5%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000	193,094	(a)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	450,000	381,038	(a)

Total Nigeria				574,132

Oman - 1.0%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	430,000	398,816	(a)

Panama - 0.6%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	211,000	254,783

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paraguay - 1.0%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	380,000		$377,625	(a)

Peru - 1.3%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000		417,600
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	60,000		73,950

Total Peru					491,550

Philippines - 1.1%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	440,000		416,068

Qatar - 0.6%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		223,605	(a)

Romania - 0.6%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	220,000		223,675	(c)

Russia - 3.9%
Russian Federal Bond - OFZ, Bonds	7.600%	7/20/22	42,280,000	RUB	622,046
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	4,138,000	RUB	56,037
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	212,480		230,376	(c)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	600,000		605,113	(a)

Total Russia					1,513,572

Senegal - 1.0%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000		211,582	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	220,000		182,533	(a)

Total Senegal					394,115

South Africa - 1.5%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	310,000		289,822
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	350,000		295,002

Total South Africa					584,824

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Sri Lanka - 1.1%
Sri Lanka Government International Bond, Senior Notes	6.825%	7/18/26	260,000		$232,704	(a)
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	220,000		187,008	(a)

Total Sri Lanka					419,712

Turkey - 2.9%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	800,000		658,152
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	700,000		492,898

Total Turkey					1,151,050

Ukraine - 1.9%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/21	190,000		180,099	(c)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	710,000		575,191	(a)

Total Ukraine					755,290

United Arab Emirates - 0.6%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	260,000		241,492	(a)

Uruguay - 1.9%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	5,250,000	UYU	161,492	(a)
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	6,950,000	UYU	213,785	(c)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	200,000		189,250
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	200,000		183,300

Total Uruguay					747,827

Venezuela - 1.2%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	726,000		166,980	*(c)(d)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	1,285,000		302,875	*(d)

Total Venezuela					469,855

Vietnam - 1.0%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	380,000		381,465	(a)

TOTAL SOVEREIGN BONDS (Cost - $24,499,038)					21,434,979

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 38.1%
COMMUNICATION SERVICES - 1.3%
Communications Equipment - 0.5%
Millicom International Cellular, SA	5.125%	1/15/28	200,000		$177,500	(c)

Media - 0.8%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000		319,682	(a)

TOTAL COMMUNICATION SERVICES					497,182

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	250,000		233,105	(c)

ENERGY - 14.8%
Oil, Gas & Consumable Fuels - 14.8%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000		187,373	(a)
Borets Finance DAC, Senior Notes	6.500%	4/7/22	200,000		196,000	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	240,000		220,320
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000		190,897	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000		192,290	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000		239,586	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	260,000		274,944	(c)
Pertamina Persero PT, Senior Notes	6.450%	5/30/44	340,000		344,276	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	637,000		602,538
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	500,000		442,500
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	760,000		149,340	*(c)(d)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	780,000		127,140	*(c)(d)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	300,000		280,500	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	558,000		490,761
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	400,000		300,928
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	290,000		293,376	(a)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	420,000		368,694	(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	330,000		315,975	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	200,000		201,260	(a)
YPF SA, Senior Notes	16.500%	5/9/22	7,000,000	ARS	119,576	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Notes	16.500%	5/9/22	1,180,000	ARS	$20,641	(c)
YPF SA, Senior Notes	8.500%	7/28/25	250,000		237,000	(a)

TOTAL ENERGY					5,795,915

FINANCIALS - 9.8%
Banks - 8.2%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000		146,064	(a)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000		245,050	(a)(b)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	200,000		167,750	(a)(b)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	470,000		468,369	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	470,000		462,963	(c)
Export-Import Bank of India, Senior Notes	4.000%	1/14/23	200,000		198,167	(c)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	400,000		375,800	(a)(b)(e)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	600,000		601,500	(c)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000		368,948	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	200,000		179,588	(a)

Total Banks					3,214,199

Diversified Financial Services - 1.6%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	230,000		217,352	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000		189,000	(a)
Power Sector Assets & Liabilities Management Corp.	7.390%	12/2/24	210,000		245,235	(c)

Total Diversified Financial Services					651,587

TOTAL FINANCIALS					3,865,786

INDUSTRIALS - 1.7%
Industrial Conglomerates - 0.7%
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	290,000		293,628	(c)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.5%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	210,000	$205,802	(a)

Transportation Infrastructure - 0.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	200,000	184,600	(a)

TOTAL INDUSTRIALS				684,030

MATERIALS - 4.0%
Chemicals - 2.1%
CNAC HK Finbridge Co., Ltd., Senior Notes	4.125%	7/19/27	470,000	436,842	(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	200,250	(c)
OCP SA, Senior Notes	4.500%	10/22/25	230,000	216,036	(a)

Total Chemicals				853,128

Metals & Mining - 1.2%
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	310,000	315,425	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	90,000	97,117
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000	48,375

Total Metals & Mining				460,917

Paper & Forest Products - 0.7%
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	280,000	273,055	(a)

TOTAL MATERIALS				1,587,100

REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
Country Garden Holdings Co., Ltd., Senior Secured Notes	7.250%	4/4/21	200,000	197,693	(c)

UTILITIES - 5.4%
Electric Utilities - 4.5%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	220,000	217,712	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	400,000	381,004	(a)
Enel Chile SA, Senior Notes	4.875%	6/12/28	270,000	264,735
Kallpa Generacion SA, Senior Notes	4.125%	8/16/27	200,000	181,252	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	230,000	201,827	(a)
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	580,000	526,707	(a)

Total Electric Utilities				1,773,237

Independent Power and Renewable Electricity Producers - 0.9%
Three Gorges Finance I Cayman Islands Ltd., Senior Notes	3.150%	6/2/26	370,000	343,167	(a)

TOTAL UTILITIES				2,116,404

TOTAL CORPORATE BONDS & NOTES (Cost - $16,374,478)				14,977,215

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
Argentina - 0.6%
Bonos de la Nacion Argentina con Ajustepor CER, Bonds		3.750%	2/8/19	7,286,459	ARS	$190,186
Bonos de la Nacion Argentina con Ajustepor CER, Bonds		4.000%	3/6/20	1,992,904	ARS	47,066

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $429,170)						237,252

COUNTERPARTY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
OTC PURCHASED OPTIONS - 0.1%
Euro/U.S. Dollar, Put @ $1.15	JPMorgan Chase & Co.	10/21/19	750,000	750,000		19,912
U.S. Dollar/Indian Rupee, Put @ 73.00INR	JPMorgan Chase & Co.	1/11/19	450,000	450,000		19,517

TOTAL PURCHASED OPTIONS (Cost - $18,399)						39,429

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $41,321,085)						36,688,875

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.0%
SOVEREIGN BONDS - 0.5%
Egypt Treasury Bills (Cost - $201,779)		18.658%	10/1/19	4,200,000	EGP	203,269	(f)

				SHARES
MONEY MARKET FUNDS - 0.5%
Western Asset Government Cash
Management Portfolio LLC (Cost - $201,254)		2.230%		201,254		201,254	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $403,033)						404,523

TOTAL INVESTMENTS - 94.4% (Cost - $41,724,118)						37,093,398
Other Assets in Excess of Liabilities - 5.6%						2,212,967

TOTAL NET ASSETS - 100.0%						$39,306,365

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	The coupon payment on these securities is currently in default as of November 30, 2018.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Rate shown represents yield-to-maturity.

(g)

In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At November 30, 2018, the total market value of investments in Affiliated Companies was $201,254 and the cost was $201,254 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EGP	— Egyptian Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
UYU	— Uruguayan Peso

SCHEDULE OF WRITTEN OPTIONS

OTC Written Options

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro/U.S. Dollar, Call	JPMorgan Chase & Co.	10/21/19	$1.22		750,000	$750,000	$9,162
U.S. Dollar/Indian Rupee, Call	JPMorgan Chase & Co.	1/11/19	78.00	INR	450,000	450,000	31

TOTAL OTC WRITTEN OPTIONS (Premiums received - $19,204)							$9,193

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviation used in this schedule:

INR	— Indian Rupee

At November 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	5	3/19	$595,655	$597,266	$(1,611)

At November 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	515,677	RUB	34,045,000	Bank of America N.A.	1/15/19	$10,377
ARS	8,276,000	USD	204,598	Barclays Bank PLC	1/15/19	1,499
ARS	5,354,000	USD	165,502	Citibank N.A	1/15/19	(32,171)
BRL	1,047,000	USD	280,802	Citibank N.A	1/15/19	(10,733)
MXN	9,501,000	USD	461,550	Citibank N.A	1/15/19	1,947
USD	290,394	ARS	9,597,529	Citibank N.A	1/15/19	51,386
USD	300,802	ARS	9,943,000	Citibank N.A	1/15/19	53,190
USD	196,038	MXN	4,057,000	Citibank N.A	1/15/19	(1,879)
USD	285,849	MXN	5,444,000	Citibank N.A	1/15/19	20,269
BRL	697,000	USD	181,449	JPMorgan Chase & Co.	1/15/19	(1,660)
USD	513,277	BRL	2,035,042	JPMorgan Chase & Co.	1/15/19	(11,655)
USD	842,062	IDR	13,169,842,696	JPMorgan Chase & Co.	1/15/19	(72,659)
EUR	170,000	USD	196,511	Citibank N.A	1/18/19	(3,139)
TRY	110,520	USD	17,170	Citibank N.A	1/18/19	3,448
USD	69,944	EUR	60,000	Citibank N.A	1/18/19	1,695
USD	128,623	EUR	110,000	JPMorgan Chase & Co.	1/18/19	3,501
SAR	2,241,000	USD	597,377	Bank of America N.A.	2/14/19	(86)
SAR	4,136,000	USD	1,102,933	Bank of America N.A.	2/14/19	(570)
USD	1,697,415	SAR	6,377,000	Bank of America N.A.	2/14/19	(2,239)
USD	234,613	ARS	9,530,000	Barclays Bank PLC	2/15/19	6,190
USD	273,739	UYU	9,137,410	Citibank N.A	2/15/19	(10,252)
USD	1,101,523	SAR	4,136,000	Bank of America N.A.	11/14/19	1,168

Total						$7,627

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso

At November 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT NOVEMBER 30, 2018[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Barclays Bank PLC (Republic of Korea, 7.125%, due 4/16/19)	$2,000,000	12/20/22	0.316%	1.000% quarterly	$(52,419)	$(22,426)	$(29,993)
Barclays Bank PLC (Saudi Government International Bond, 2.375%, due 10/26/21)	1,800,000	12/20/22	0.808%	1.000% quarterly	(13,087)	2,040	(15,127)

Total	$3,800,000				$(65,506)	$(20,386)	$(45,120)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$21,434,979	—	$21,434,979
Corporate Bonds & Notes	—	14,977,215	—	14,977,215
Non-U.S. Treasury Inflation Protected Securities	—	237,252	—	237,252
Purchased Options	—	39,429	—	39,429

Total Long-Term Investments	—	36,688,875	—	36,688,875

Short-Term Investments†:
Sovereign Bonds	—	203,269	—	203,269
Money Market Funds	—	201,254	—	201,254

Total Short-Term Investments	—	404,523	—	404,523

Total Investments	—	$37,093,398	—	$37,093,398

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$154,670	—	$154,670

Total	—	$37,248,068	—	$37,248,068

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$9,193	—	$9,193
Futures Contracts	$1,611	—	—	1,611
Forward Foreign Currency Contracts	—	147,043	—	147,043
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	65,506	—	65,506

Total	$1,611	$221,742	—	$223,353

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premiums paid or received with respect to swap contracts.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by

Notes to Schedule of Investments (unaudited) (continued)

Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended November 30, 2018. The following transactions were effected in shares of such companies for the period ended November 30, 2018.

	Affiliate Value at February 28, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$400,000	$20,491,349	20,491,349	$20,690,095	20,690,095	—	$10,950	—	$201,254

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019